OTHER NON-CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

	2022	2021
Contract liabilities (Note 11)	$130.3	$96.2
Share-based payments liabilities (Note 24)	70.0	79.7
Contingent consideration arising on business combinations	3.7	11.2
Interest payable	14.4	19.8
Other	27.2	38.7
	$245.6	$245.6